UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

   Read instructions at end of Form before preparing Form. Please print or type.


1.     Name and address of issuer:

        Dreyfus Growth and Value Funds, Inc.
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):    [  X  ]



3.     Investment Company Act File Number:  811-7123

       Securities Act File Number:  33-51061

4(a).  Last day of fiscal year for which this notice is filed:

          August 31, 1997


4(b).  [    ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [    ] Check box if this is the last time the issuer will be filing this
       Form.

DREYFUS AGGRESSIVE GROWTH FUND
5.     Calculation of registration fee:

          (i)  Aggregate sale price of securities sold during the  $ 202,448,458
               fiscal year pursuant to section 24(f):              -------------

         (ii)  Aggregate price of securities redeemed or      $ 182,497,411
               repurchased during the fiscal year:            ---------------

        (iii)  Aggregate price of securities redeemed or
               repurchased during any PRIOR fiscal year ending
               no earlier than October 11, 1995 that were not
               previously used to reduce registration fees    $   N/A
               payable to the Commission:                     ---------------

         (iv)  Total available redemption credits                  -$182,497,411
               [add Items 5(ii) and 5(iii):                        -------------

          (v)  Net Sales - if Item 5(I) is greater than
               Item 5(iv)                                           $ 19,951,047
               [subtract Item 5(iv) from Item 5(i)]:               -------------


         (vi)  Redemption credits available for use in future
               years -- if Item 5(i) is less than Item 5(iv)  $(     -0-)
               [subtract Item 5(iv) from Item 5(I)]:          ---------------

        (vii)  Multiplier for determining registration fee          x 1/3300
               (See Instruction C.9):                                -----------

       (viii)  Registration fee due (multiply Item 5(v) by          =$ 6,045.77
               by Item 5(vii) (enter "0" if no fee is due):         ============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1995, then report the amount
       of securities (number of shares or other units) deducted here:        .
       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$ N/A
                                                                     -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ 6,045.77
                                                                     ===========

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


               Method of Delivery:


                             [  X  ]  Wire Transfer
                             [     ]  Mail or other means


                               UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

   Read instructions at end of Form before preparing Form. Please print or type.


1.     Name and address of issuer:

        Dreyfus Growth and Value Funds, Inc.
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):    [  X  ]



3.     Investment Company Act File Number:  811-7123

       Securities Act File Number:  33-51061

4(a).  Last day of fiscal year for which this notice is filed:

          August 31, 1997


4(b).  [    ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [    ] Check box if this is the last time the issuer will be filing this
       Form.

DREYFUS INTERNATIONAL VALUE FUND
5.     Calculation of registration fee:

          (i)  Aggregate sale price of securities sold during the   $ 89,666,840
               fiscal year pursuant to section 24(f):               ------------

         (ii)  Aggregate price of securities redeemed or      $ 24,304,311
               repurchased during the fiscal year:            ------------

        (iii)  Aggregate price of securities redeemed or
               repurchased during any PRIOR fiscal year ending
               no earlier than October 11, 1995 that were not
               previously used to reduce registration fees    $   N/A
               payable to the Commission:                     ------------

         (iv)  Total available redemption credits                  -$ 24,304,311
               [add Items 5(ii) and 5(iii):                        -------------

          (v)  Net Sales - if Item 5(I) is greater than
               Item 5(iv)                                           $ 65,362,529
               [subtract Item 5(iv) from Item 5(i)]:               -------------


         (vi)  Redemption credits available for use in future
               years -- if Item 5(i) is less than Item 5(iv)  $(     -0-)
               [subtract Item 5(iv) from Item 5(I)]:          -----------

        (vii)  Multiplier for determining registration fee          x  1/3300
               (See Instruction C.9):                                 ----------

       (viii)  Registration fee due (multiply Item 5(v) by          =$ 19,806.83
               by Item 5(vii) (enter "0" if no fee is due):         ============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1995, then report the amount
       of securities (number of shares or other units) deducted here:        .
       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$ N/A
                                                                    ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ 19,806.83
                                                                    ============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


               Method of Delivery:


                             [  X  ]  Wire Transfer
                             [     ]  Mail or other means




                               UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

   Read instructions at end of Form before preparing Form. Please print or type.


1.     Name and address of issuer:

        Dreyfus Growth and Value Funds, Inc.
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):    [  X  ]


3.     Investment Company Act File Number:  811-7123

       Securities Act File Number:  33-51061

4(a).  Last day of fiscal year for which this notice is filed:

          August 31, 1997


4(b).  [    ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [    ] Check box if this is the last time the issuer will be filing this
       Form.


DREYFUS AGGRESSIVE VALUE FUND
5.     Calculation of registration fee:

          (i)  Aggregate sale price of securities sold during the  $ 175,519,055
               fiscal year pursuant to section 24(f):              -------------

         (ii)  Aggregate price of securities redeemed or      $ 47,936,230
               repurchased during the fiscal year:            ------------

        (iii)  Aggregate price of securities redeemed or
               repurchased during any PRIOR fiscal year ending
               no earlier than October 11, 1995 that were not
               previously used to reduce registration fees    $   N/A
               payable to the Commission:                     ------------

         (iv)  Total available redemption credits                  -$ 47,936,230
               [add Items 5(ii) and 5(iii):                      ---------------

          (v)  Net Sales - if Item 5(I) is greater than
               Item 5(iv)                                          $ 127,582,825
               [subtract Item 5(iv) from Item 5(i)]:             ---------------


         (vi)  Redemption credits available for use in future
               years -- if Item 5(i) is less than Item 5(iv)  $(     -0-)
               [subtract Item 5(iv) from Item 5(I)]:          -------------

        (vii)  Multiplier for determining registration fee          x 1/3300
               (See Instruction C.9):                             --------------

       (viii)  Registration fee due (multiply Item 5(v) by         =$ 38,661.46
               by Item 5(vii) (enter "0" if no fee is due):       ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1995, then report the amount
       of securities (number of shares or other units) deducted here:       .
       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$ N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ 38,661.46
                                                                   ============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


               Method of Delivery:


                             [  X  ]  Wire Transfer
                             [     ]  Mail or other means


                               UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

   Read instructions at end of Form before preparing Form. Please print or type.


1.     Name and address of issuer:

        Dreyfus Growth and Value Funds, Inc.
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):    [  X  ]


3.     Investment Company Act File Number:  811-7123

       Securities Act File Number:  33-51061

4(a).  Last day of fiscal year for which this notice is filed:

          August 31, 1997


4(b).  [    ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [    ] Check box if this is the last time the issuer will be filing this
       Form.


DREYFUS EMERGING LEADERS FUND
5.     Calculation of registration fee:

          (i)  Aggregate sale price of securities sold during the  $ 125,289,368
               fiscal year pursuant to section 24(f):            ---------------

         (ii)  Aggregate price of securities redeemed or      $ 80,572,147
               repurchased during the fiscal year:            ---------------

        (iii)  Aggregate price of securities redeemed or
               repurchased during any PRIOR fiscal year ending
               no earlier than October 11, 1995 that were not
               previously used to reduce registration fees    $   N/A
               payable to the Commission:                     ---------------

         (iv)  Total available redemption credits                  -$ 80,572,147
               [add Items 5(ii) and 5(iii):                       --------------

          (v)  Net Sales - if Item 5(I) is greater than
               Item 5(iv)                                           $ 44,717,221
               [subtract Item 5(iv) from Item 5(i)]:              --------------


         (vi)  Redemption credits available for use in future
               years -- if Item 5(i) is less than Item 5(iv)  $(     -0-)
               [subtract Item 5(iv) from Item 5(I)]:          ---------------

        (vii)  Multiplier for determining registration fee         x 1/3300
               (See Instruction C.9):                              ------------

       (viii)  Registration fee due (multiply Item 5(v) by         =$ 13,550.67
               by Item 5(vii) (enter "0" if no fee is due):        =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1995, then report the amount
       of securities (number of shares or other units) deducted here:       .
       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$ N/A
                                                                    ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii)
       plus line 7]:
                                                                    =$ 13,550.67
                                                                    ============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


               Method of Delivery:


                             [  X  ]  Wire Transfer
                             [     ]  Mail or other means



                               UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

   Read instructions at end of Form before preparing Form. Please print or type.


1.     Name and address of issuer:

        Dreyfus Growth and Value Funds, Inc.
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]


3.     Investment Company Act File Number:  811-7123

       Securities Act File Number:  33-51061

4(a).  Last day of fiscal year for which this notice is filed:

          August 31, 1997


4(b).  [    ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [    ] Check box if this is the last time the issuer will be filing this
       Form.


DREYFUS MIDCAP VALUE FUND
5.     Calculation of registration fee:

          (i)  Aggregate sale price of securities sold during the   $ 88,440,748
               fiscal year pursuant to section 24(f):            ---------------

         (ii)  Aggregate price of securities redeemed or      $ 20,848,171
               repurchased during the fiscal year:            ---------------

        (iii)  Aggregate price of securities redeemed or
               repurchased during any PRIOR fiscal year ending
               no earlier than October 11, 1995 that were not
               previously used to reduce registration fees    $   N/A
               payable to the Commission:                     ---------------

         (iv)  Total available redemption credits                  -$ 20,848,171
               [add Items 5(ii) and 5(iii):                      ---------------

          (v)  Net Sales - if Item 5(I) is greater than
               Item 5(iv)                                           $ 67,592,577
               [subtract Item 5(iv) from Item 5(i)]:             ---------------


         (vi)  Redemption credits available for use in future
               years -- if Item 5(i) is less than Item 5(iv)  $(     -0-)
               [subtract Item 5(iv) from Item 5(I)]:          ---------------

        (vii)  Multiplier for determining registration fee           x 1/3300
               (See Instruction C.9):                            ---------------

       (viii)  Registration fee due (multiply Item 5(v) by          =$ 20,482.60
               by Item 5(vii) (enter "0" if no fee is due):      ===============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1995, then report the amount
       of securities (number of shares or other units) deducted here:        .
       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$ N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ 20,482.60
                                                                   =============

TOTAL FOR ALL FUNDS                                                =$ 98,547.33
                                                                   ============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:On or about October 29, 1997


               Method of Delivery:


                             [  X  ]  Wire Transfer
                             [     ]  Mail or other means


                                   SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*

                               /s/ Michael Petrucelli, Vice President


     Date:October 29, 1997